Segment reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment reporting

18. Segment reporting

The Group's long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a small portion of the Group's long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment. The Group's reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Anhui Province and Beijing, in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The "other" category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, "Summary of Significant Accounting Policies".

The Group's chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the year ended December 31 2010, 2011 and 2012.

Summary information by operating segment is as follows:

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	-	-	-	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	-	-	-	-	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	-	-	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	-	-	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	-	-	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	-	-	-	-	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	-	-	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	-	-	(7,620,093)	(334,452,556)
Gross profit	40,535,943	114,786	53,673,210	36,719	18,243,435	-	-	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(80,349)	-	(5,278,541)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(80,349)	-	(2,363,345)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	66,830	-	242,147	2,218,156
Other income	2,352,607	-	-	-	-	-	-	28,430	2,381,037
Exchange gains	201,592	-	-	-	-	-	-	-	201,592
Change in fair value of warrant liability	-	-	-	-	-	-	-	841,560	841,560
Share of income in an entity investee	226,579	-	-	-	-	-	-	-	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(13,519)	-	(1,251,208)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(35)	-	(522,663)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(13,554)	-	(1,773,871)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	34,053	-	180,549	2,737,723
Capital expenditure	-	287,779	365,612	-	-	238,968	-	88,835	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	-	-	-	-	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	-	72,647,638	-	-	-	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	-	-	-	-	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	204,915	-	2,188,836	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	13,264,423	-	22,008,043	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	-	-	-	673,381,593
Real estate lease income	2,607,441	181,042	45,597	-	-	-	-	-	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	-	-	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	-	-	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	-	-	-	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	-	-	-	-	(1,131,787)
Other costs	(40,865)	-	(120,300)	(8,809)	(26,455)	-	-	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	-		(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	-	-	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(1,529,271)	-	(5,454,150)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(1,529,271)		(3,978,978)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	96,920	-	69,972	5,293,920
Exchange gains	56,725	-	-	-	-	-	-	-	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(1,432,351)	-	(3,909,006)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(823)	-	(421,630)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(1,433,174)	-	(4,330,636)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	42,334		9,523	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	796,041	-	179,063	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	-	-	-	-	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	-	33,432,150	-	-	-	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	-	-	-	-	18,526,504
Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	893,349	-	1,613,592	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	12,963,386	-	28,243,175	1,390,613,626

December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800)	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005)	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805)	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184)	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547)	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate property held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate property development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate property under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate property held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826
Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606